Zurich Scudder Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110
                                                April 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Scudder Contrarian Fund, Scudder-Dreman High Return Equity Fund and Scudder-Dreman Small Cap Value Fund (the "Funds"), each a series of Scudder Value Series, Inc. (Reg. No. 33-18477, 811-5385)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 28, 2002.

         Any questions concerning this certificate may be directed to Anne M. Silver at 617-295-2566.


                                                   Very truly yours,


                                                   Scudder Value Series, Inc.


                                                   By:      /s/Caroline Pearson
                                                            -------------------
                                                            Caroline Pearson
                                                            Assistant Secretary


ams/akp
cc:      Stephanie Grauerholz, Esq., Vedder